Assets Held for Sale and Disposal group classified as held for sale	12 Months Ended
Dec. 31, 2025
Disclosure Of Assets Held for Sale and Disposal group classified as held for sale [Abstract]
Assets Held for Sale and Disposal group classified as held for sale
18. Assets Held for Sale and Disposal group classified as held for sale
18.1.1 Details of assets held for sale as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Acquisition cost *		Accumulated impairment losses		Carrying amount		Fair value less costs to sell

Land held for sale	￦	82,878	￦	(48,986)	￦	33,892	￦	44,906
Buildings held for sale		179,430		(76,908)		102,522		124,095
Other assets held for sale		2,664		(2,241)		423		423

	￦	264,972	￦	(128,135)	￦	136,837	￦	169,424

(In millions of Korean won)	December 31, 2025
	Acquisition cost *		Accumulated impairment losses		Carrying amount		Fair value less costs to sell

Land held for sale	￦	121,182	￦	(45,627)	￦	75,555	￦	125,973
Buildings held for sale		168,014		(68,650)		99,364		118,454
Other assets held for sale		1,865		(1,865)		—		—

	￦	291,061	￦	(116,142)	￦	174,919	￦	244,427

*	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.
18.1.2 Valuation techniques and inputs used to measure the fair value of assets held for sale as of December 31, 2025 are as follows:
(In millions of Korean won)

	December 31, 2025
	Fair value		Valuation techniques 1	Unobservable inputs 2	Estimated range of unobservable inputs (%)	Effect of unobservable inputs to fair value

Land and buildings	￦	244,427	Sales comparison approach model and others	Adjustment index	0.33~2.90	Fair value increases as the adjustment index rises

1	The appraisal value is adjusted by the adjustment ratio in the event the public sale is unsuccessful.
2	Adjustment index is calculated using the time factor correction or local factors or individual factors and others.
Among assets held for sale, real estate was measured by independent appraisers with professional qualifications and recent experience in evaluating similar properties in the area of the property to be assessed. All assets held for sale are classified as Level 3 in accordance with fair value hierarchy in Note 6.1.2.

18.1.3 Changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Beginning	Provision	Reversal		Others	Ending
Accumulated impairment losses of assets held for sale	￦ (64,658)	￦ (49,259)	￦	2	￦ (14,220)	￦ (128,135)

(In millions of Korean won)	2025
	Beginning	Provision	Reversal		Others		Ending
Accumulated impairment losses of assets held for sale	￦ (128,135)	￦ (35,536)	￦	1	￦	47,528	￦ (116,142)
18.1.4 As of December 31, 2025, assets held for sale consist of 34 real estates of closed offices, and 297 foreclosure assets on loans of PT Bank KB Indonesia Tbk, which were determined to sell by management, but not yet sold as of December 31, 2025. The remaining 331 assets are being actively marketed.
18.2 Disposal group classified as held for sale
Kookmin Bank(a subsidiary of the Group) decided to dispose of its entire equity interest in PT KB Bukopin Finance held by its consolidated subsidiary, PT Bank KB Indonesia Tbk. Accordingly, as of December 31, 2025, the bank classified the assets and liabilities of PT KB Bukopin Finance as a disposal group held for sale and a disposal group of liabilities directly associated with assets held for sale, respectively. As of December 31, 2025, the bank has entered into a share purchase agreement with a third party for the sale of its equity interest in its subsidiary, PT KB Bukopin Finance, and is currently in the process of completing the disposal.
18.2.1 The major components of assets classified as a disposal group held for sale as of December 31, 2025 are as follows:

(In millions of Korean won)	December 31, 2025
Other financial assets
Cash and deposits	￦	5,858
Loans measured at amortized cost		85,572
Property and equipment		131
Intangible assets		17
Deferred tax assets		16
Other assets		2,621

	￦	94,215

18.2.2 The major components of liabilities classified as a disposal group held for sale as of December 31, 2025 are as follows:

(In millions of Korean won)	December 31, 2025
Other financial liabilities
Borrowings	￦	58,590
Net defined benefit liabilities		13
Other liabilities		9,627
Current income tax liabilities		60

	￦	68,290

18.2.3 As of December 31, 2025, the Group measured the disposal group classified as held for sale at the lower of its carrying amount and fair value less costs to sell, and no impairment loss was recognized
as fair value less costs to sell exceeded the carrying amount.